Condensed Interim Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Statement of Cash Flows [Abstract]
Net Loss	$ (3,628,563)	$ (100,257)	$ (31,591,331)	$ (372,320)
Adjustments for non-cash effect
Amortization of intangible assets	200	344
Amortization of right-of-use assets	35,629
Allowance for credit loss	157,884	249,131
Changes in operating assets and liabilities:
Accounts receivable	4,137,591	1,810,716
Prepayments	1,299,203	(12,380)
Other receivables	(80,213)
Accounts payable and accrued liabilities	(1,843,827)	(1,736,161)
Current operating lease liabilities	(3,831)
Net cash used in operating activities	74,073	211,393	3,642,455
Cash used for investing activities
Repayment of borrowings from third party	515,348
Net cash generated from investing activities	515,348
Cash flow from financing activities
Net cash generated from financing activities
Effect of exchange rate changes on cash and cash equivalents	(13,327)	3,132
Net increase (decrease) in cash	576,094	214,525
Cash and Cash Equivalent at beginning of period	1,931,174	5,559,276	5,559,276
Cash and Cash Equivalent at end of the period	2,507,268	5,773,801	$ 1,931,174	$ 5,559,276
Supplemental disclosures of cash flow information:
Income taxes paid
Interest paid
Supplemental disclosures of non-cash flow information:
Issuance of common stock in connection with the Reverse Merge